ANNUITY INVESTORS[SERVICEMARK] VARIABLE ACCOUNT B


                                       OF

              ANUITY INVESTORS[SERVICEMARK] LIFE INSURANCE COMPANY

                                       FOR











                                  THE COMMODORE
                             NAVIGATOR[SERVICEMARK]


                                DECEMBER 31, 1997

                        ANNUAL REPORT TO CONTRACT OWNERS

                        ANNUAL REPORT TO CONTRACT HOLDERS
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT B

Table Of Contents                                                          Page

Letter From The President                                                     9

Annuity Investors Variable Account B -
      Financial Statements Year Ended December 31, 1997
      With Reports Of Independent Auditors
      -------------------------------------------------

      Report Of Independent Auditors                                         13
      Audited Financial Statements
      Statement Of Assets And Liabilities                                    15
      Statement Of Operations                                                17
      Statements Of Changes In Net Assets                                    18
      Notes To Financial Statements                                          20

The Dreyfus Corporation                                                      27
      Dreyfus VIF Small Cap Portfolio                                        27
            Letter To Shareholders                                           28
            Statement Of Investments                                         33
            Statement Of Assets And Liabilities                              36
            Statement Of Operations                                          37
            Statement Of Changes In Net Assets                               38
            Financial Highlights                                             39
            Notes To Financial Statements                                    40
            Report Of Ernst & Young Llp, Independent Auditors                43
            Important Tax Information                                        44
      Dreyfus VIF Capital Appreciation Portfolio                             45
            Letter To Shareholders                                           46
            Statement Of Investments                                         49
            Statement Of Assets And Liabilities                              52
            Statement Of Operations                                          53
            Statement Of Changes In Net Assets                               54
            Financial Highlights                                             55
            Notes To Financial Statements                                    56
            Report Of Ernst & Young Llp, Independent Auditors                58
            Important Tax Information                                        59

                    ANNUAL REPORT TO CONTRACT HOLDERS - CONT.
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT B


Table Of Contents                                                          Page

      Dreyfus VIF Growth And Income Portfolio                               61
            Letter To Shareholders                                          62
            Statement Of Investments                                        66
            Statement Of Assets And Liabilities                             69
            Statement Of Operations                                         70
            Statement Of Changes In Net Assets                              71
            Financial Highlights                                            72
            Notes To Financial Statements                                   73
            Report Of Ernst & Young Llp, Independent Auditors               76
      Dreyfus VIF Domestic Money Market Portfolio                           77
            Letter To Shareholders                                          78
            Statement Of Investments                                        80
            Statement Of Assets And Liabilities                             83
            Statement Of Changes In Net Assets                              84
            Financial Highlights                                            85
            Notes To Financial Statements                                   86
            Report Of Ernst & Young Llp, Independent Auditors               88
      The Dreyfus Socially Responsible Growth Fund, Inc.                    89
            Letter To Shareholders                                          90
            Statement Of Investments                                        94
            Statement Of Assets And Liabilities                             96
            Statement Of Operations                                         97
            Statement Of Changes In Net Assets                              98
            Financial Highlights                                            99
            Notes To Financial Statements                                  100
            Report Of Ernst & Young Llp, Independent Auditors              102
            Important Tax Information                                      103
      Dreyfus Stock Index                                                  105
            Letter To Shareholders                                         106
            Statement Of Investments                                       109
            Statement Of Assets And Liabilities                            114
            Statement Of Operations                                        115
            Statement Of Changes In Net Assets                             116
            Financial Highlights                                           117
            Notes To Financial Statements                                  118
            Report Of Independent Accountants                              120
            Important Tax Information                                      120

                    ANNUAL REPORT TO CONTRACT HOLDERS - CONT.
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT B


Table Of Contents                                                          Page

Janus Capital Corporation                                                  121
-------------------------
      Janus Aspen Growth Portfolio                                         122
            Market Review                                                  122
            Updated Portfolio Strategy                                     122
            Stock Highlights                                               122
            The Outlook                                                    122
            Portfolio Performance                                          122
            Schedule Of Investments                                        123
            Summary Of Investments By Country                              125
            Forward Currency Contracts                                     125
Janus Aspen Aggressive Growth Portfolio                                    126
            Market Review                                                  126
            Portfolio Strategy                                             126
            Stock Highlights                                               126
            The Outlook                                                    126
            Performance                                                    127
            Schedule Of Investments                                        127
            Summary Of Investment By Country                               129
            Forward Currency Contracts                                     129
      Janus Aspen International Growth Portfolio                           130
            Market Review                                                  130
            Portfolio Review                                               130
            The Coming Months                                              130
            Performance                                                    131
            Schedule Of Investments                                        131
            Summary Of Investment By Country                               135
            Forward Currency Contracts                                     135
      Janus Aspen Worldwide Growth Portfolio                               136
            1997 In Review                                                 136
            Portfolio Review                                               136
            Looking Ahead                                                  136
            Performance                                                    137
            Schedule Of Investments                                        137
            Summary Of Investment By Country                               141
            Forward Currency Contracts                                     141

                    ANNUAL REPORT TO CONTRACT HOLDERS - CONT.
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT B


Table Of Contents                                                          Page

      Janus Aspen Balanced Portfolio                                       142
            The Year In Review                                             142
            Stock Highlights                                               142
            Current Outlook                                                142
            Portfolio Performance                                          143
            Schedule Of Investments                                        143
            Summary Of Investments By Country                              145
            Forward Currency Contracts                                     145
            Notes To Schedules Of Investment                               146
      Statement Of Assets And Liabilities                                  147
            Janus Aspen Growth Portfolio                                   147
            Janus Aspen Aggressive Growth Portfolio                        148
            Janus Aspen International Growth Portfolio                     148
            Janus Aspen Worldwide Growth Portfolio                         148
            Janus Aspen Balanced Portfolio                                 148
      Statement Of Operations                                              147
            Janus Aspen Growth Portfolio                                   147
            Janus Aspen Aggressive Growth Portfolio                        148
            Janus Aspen International Growth Portfolio                     148
            Janus Aspen Worldwide Growth Portfolio                         148
            Janus Aspen Balanced Portfolio                                 148
      Statement Of Changes In Net Assets                                   149
            Janus Aspen Growth Portfolio                                   149
            Janus Aspen Aggressive Growth Portfolio                        150
            Janus Aspen International Growth Portfolio                     150
            Janus Aspen Worldwide Growth Portfolio                         150
            Janus Aspen Balanced Portfolio                                 150
      Financial Highlights - Institutional Shares                          151
            Janus Aspen Growth Portfolio                                   151
            Janus Aspen Aggressive Growth Portfolio                        152
            Janus Aspen International Growth Portfolio                     152
            Janus Aspen Worldwide Growth Portfolio                         152
            Janus Aspen Balanced Portfolio                                 151
      Financial Highlights - Retirement Shares                             153
            Janus Aspen Growth Portfolio                                   153
            Janus Aspen Aggressive Growth Portfolio                        153
            Janus Aspen International Growth Portfolio                     153
            Janus Aspen Worldwide Growth Portfolio                         153
            Janus Aspen Balanced Portfolio                                 153
      Notes To Financial Statements                                        154

                    ANNUAL REPORT TO CONTRACT HOLDERS - CONT.
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT B


Table Of Contents                                                          Page


Invesco Variable Investment Funds
---------------------------------
      Economic Overview                                                    160
      Invesco Variable Investment Funds
            VIF - High Yield Fund                                          160
            VIF - Industrial Income Fund                                   161
            VIF - Total Return Fund                                        162
      Statement Of Investment Securities
            VIF - High Yield Portfolio                                     172
            VIF - Industrial Income Portfolio                              176
            VIF - Total Return Portfolio                                   184
      Statement Of Assets And Liabilities
            VIF - High Yield Portfolio                                     193
            VIF - Industrial Income Portfolio                              193
            VIF - Total Return Portfolio                                   194
      Statement Of Operations
            VIF - High Yield Portfolio                                     196
            VIF - Industrial Income Portfolio                              196
            VIF - Total Return Portfolio                                   197
      Statement Of Changes In Net Assets
            VIF - High Yield Portfolio                                     199
            VIF - Industrial Income Portfolio                              199
            VIF - Total Return Portfolio                                   200
      Notes To Financial Statements                                        202
      Financial Highlights                                                 207
      Report Of Independent Accountants                                    216

Morgan Stanley Universal Funds Inc.                                        219
-----------------------------------
      Overview And Statements Of Net Assets By Portfolio
            Emerging Markets Equity Portfolio                              221
            Mid - Cap Value Portfolio                                      228
            U.s. Real Estate Portfolio                                     233
            Value Portfolio                                                239
            Fixed Income Portfolio                                         245
      Statement Of Operations And Changes In Net Assets                    250
      Financial Highlights                                                 255
      Notes To Financial Statements                                        260
      Report Of Independent Accountants                                    264
      Federal Tax Information                                              265
      Directors And Officers                                               266

                    ANNUAL REPORT TO CONTRACT HOLDERS - CONT.
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT B


Table Of Contents                                                          Page

PBHG Insurance Series Fund, Inc.                                            267
--------------------------------
      PBHG Technology & Communications Portfolio
            Letter To Shareholders                                          268
            Schedule Of Investments                                         271
            Statement Of Assets And Liabilities                             273
            Statement Of Operations                                         274
            Statement Of Changes In Net Assets                              275
            Financial Highlights                                            276
            Notes To Financial Statements                                   277
            Report Of Independent Accountants                               279
      PBHG Growth II Portfolio                                              281
            Letter To Shareholders                                          282
            The Pilgrim Baxter Discipline                                   283
            Aggregate Total Return                                          284
            Statement Of Net Assets                                         285
            Statement Of Operations                                         287
            Statement Of Changes In Net Assets                              288
            Financial Highlights                                            289
            Notes To Financial Statements                                   290
            Report Of Independent Accountants                               292
      PBHG Large Cap Growth Portfolio                                       293
            Letter To Shareholders                                          294
            Aggregate Total Return                                          296
            Statement Of Net Assets                                         297
            Statement Of Operations                                         299
            Statement Of Changes In Net Assets                              300
            Financial Highlights                                            301
            Notes To Financial Statements                                   302
            Report Of Independent Auditors                                  304

Strong Funds
      Strong Opportunity Fund II, Inc.                                      307
            Investment Review                                               308
            Financial Information                                           309
            Schedule Of Investments In Securities                           310
            Statement Of Assets And Liabilities                             312
            Statement Of Operations                                         313
            Statement Of Changes In Net Assets                              314
            Notes To Financial Statements                                   315
            Financial Highlights                                            317
            Report Of Independent Auditors                                  318

                    ANNUAL REPORT TO CONTRACT HOLDERS - CONT.
                     DECEMBER 31, 1997 - VARIABLE ACCOUNT B


Table Of Contents                                                          Page


            Strong VIF Growth Fund II                                       319
            Investment Review                                               320
            Financial Information                                           321
            Schedule Of Investments In Securities                           322
            Statement Of Assets And Liabilities                             324
            Statement Of Operations                                         325
            Statement Of Changes In Net Assets                              326
            Notes To Financial Statements                                   327
            Financial Highlights                                            329
            Report Of Independent Auditors                                  330

                            REPORT FROM THE PRESIDENT
                            -------------------------


Dear Contract Owner:

It gives me great pleasure to present the performance of the sub-accounts of Annuity Investors Variable Account B from its inception on July 15, 1997 to December 31, 1997 . The account features twenty-four portfolios, managed by Janus, Dreyfus, INVESCO, Morgan Stanley, Pilgrim Baxter and Strong.

As of December 31, 1997, the inception date to year end performance results for all portfolios, as measured by the percentage change in unit values for the period, net of all mortality, expense and contract maintenance charges, were as follows:
                                                            July 15, 1997 to
INTERNATIONAL PORTFOLIOS:                                   December 31, 1997*
                                                            ------------------
Morgan Stanley Universal Fund Inc. -
      Emerging Markets Equity Portfolio                     (20.88%)
Janus Aspen Series International Growth Portfolio           ( 2.64%)
Janus Aspen Series Worldwide Growth Portfolio               ( 0.64%)
AGGRESSIVE GROWTH PORTFOLIOS:
Janus Aspen Series Aggressive Growth Portfolio                7.24%
PBHG Insurance Series Fund, Inc. -
      PBHG Technology & Communications Portfolio            ( 9.43%)
GROWTH PORTFOLIOS:
Dreyfus VIF Small Cap Portfolio                               3.62%
PBHG Insurance Series Fund, Inc. -
      PBHG Growth II Portfolio                              ( 4.89%)
Strong VIF Growth Fund II                                     7.07%
Strong Opportunity Fund II, Inc.                              7.27%
Morgan Stanley Universal Fund Inc. -
      Mid - Cap Value Portfolio                              11.13%
Dreyfus VIF Capital Appreciation Portfolio                    1.04%
Janus Aspen Series Growth Portfolio                           2.40%
PBHG Insurance Series Fund, Inc. -
      PBHG Large Cap Growth Portfolio                         1.51%
The Dreyfus Socially Responsible Growth Fund, Inc.            3.21%
Morgan Stanley Universal Fund Inc. -
      Value Portfolio                                         2.04%
Dreyfus Stock Index Fund                                      4.80%
REAL ESTATE PORTFOLIO:
Morgan Stanley Universal Fund Inc. -
      U.S. Real Estate Portfolio                             11.01%
GROWTH AND INCOME PORTFOLIO:
Dreyfus VIF Growth and Income Portfolio                       1.97%
INCOME PORTFOLIOS:
INVESCO VIF Industrial Income Fund                            6.59%
INVESCO VIF Total Return Fund                                 5.03%
INVESCO VIF High Yield Fund                                   6.87%
Morgan Stanley Universal Fund Inc. -
      Fixed Income Portfolio                                  4.12%
BALANCED PORTFOLIOS:
Janus Aspen Series Balanced Portfolio                         6.05%
MONEY MARKET PORTFOLIO:
Dreyfus VIF Domestic Money Market Fund                        1.65%

* Figures shown here are from inception date of July 15, 1997 through December 31, 1997.

In the second half of 1997, the stock market, as measured by the Standard & Poor's 500 Index, showed a 9.64 % increase and the NASDAQ Composite Index increased by 8.90 %.The bond market, as measured by Lehman Brothers Aggregate Index, increased by 6.36 % over the same period.

Based on the level of professional investment expertise present in each management company and their dedication to in-depth fundamental research, Annuity Investors selected Dreyfus, Janus, Merrill Lynch, Morgan Stanley, Pilgrim Baxter and Strong for inclusion in its Variable Account B. This broad range of investment options allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

It gives me great pleasure to present this performance and we look forward to continuing to serve you in the future.


Sincerely,


Robert A. Adams
President

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT B

                              Financial Statements

                          Year ended December 31, 1997
                       With Report of Independent Auditors

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              Financial Statements

                          Year ended December 31, 1997




                                    Contents


     Report of Independent Auditors............................................1

     Audited Financial Statements

     Statements of Assets and Liabilities......................................3
     Statements of Operations..................................................5
     Statements of Changes in Net Assets.......................................6
     Notes to Financial Statements.............................................8

ERNST & YOUNG LLP             1300 Chiquita Center           Phone 513 621 6454
                             250 East Fifth Street
                             Cincinnati, Ohio 45202

                         Report of Independent Auditors

Contractholders of Annuity Investors Variable Account B
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Annuity Investors Variable Account B (comprised of the Dreyfus Variable Investment Fund Capital Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Money Market Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Strong Funds Growth Fund II, Strong Funds Opportunity Fund II, Invesco Funds Group, Inc. High Yield Fund, Invesco Funds Group, Inc. Industrial Income Fund, Invesco Funds Group, Inc. Total Return Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Growth Portoflio, Janus Aspen Series International Growth Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Morgan Stanley Universal Funds, Inc. Emerging Markets Equity Portfolio, Morgan Stanley Universal Funds, Inc. Fixed Income Fund Portfolio, Morgan Stanley Universal Funds, Inc. Mid-Cap Value Portfolio, Morgan Stanley Universal Funds, Inc. U.S. Real Estate Portfolio, Morgan Stanley Universal Funds, Inc. Value Portfolio, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Large Cap Growth Portfolio and PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio Sub-Accounts) as of December 31, 1997, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B as of December 31, 1997, and the results of their operations and changes in their net assets for the year then ended in conformity with generally accepted accounting principles.

                                          /s/ Ernst & Young LLP



Cincinnati, Ohio
February 3, 1998

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1997

Assets:                                                 Shares          Cost
                                                        ------          ----
   Investments in portfolio shares,
           at net asset value (Note 2):
      Dreyfus Variable Investment Fund:
          Capital Appreciation Portfolio............   6,644.554       $    183,954        185,383
          Growth and Income Portfolio...............  15,815.802            347,532        328,652
          Money Market Portfolio....................       0.000                  0              0
          Small Cap Portfolio.......................   7,500.528            453,312        428,580
      Dreyfus Funds:
           Socially Responsible Growth
              Fund, Inc............................   10,884.047            277,443        271,775
          Stock Index Fund..........................  28,288.994            730,922        728,442
      Strong Funds:
          Growth Fund II............................   1,846.921             23,670         22,994
          Opportunity Fund II.......................   3,171.842             68,178         68,829
      Invesco Funds Group, Inc.:
          High-Yield Fund...........................   8,800.823            116,406        109,658
          Industrial Income Fund....................  20,811.599            368,589        354,630
          Total Return Fund.........................   9,727.123            154,346        153,786
      Janus Aspen Series:
          Aggressive Growth Portfolio...............   1,476.866             28,664         30,350
          Balanced Portfolio........................  18,526.048            319,353        323,650
          Growth Portfolio..........................  18,140.239            335,162        335,232
          International Growth Portfolio............   6,607.011            122,664        122,097
          Worldwide Growth Portfolio................  24,071.098            563,724        563,023
       Morgan Stanley Universal Funds, Inc.:
          Emerging Markets Equity Portfolio.........   7,586.839             85,562         71,544
          Fixed Income Portfolio....................       4.654                 51             48
          Mid-Cap Value Portfolio...................  13,912.363            192,769        185,313
          U.S. Real Estate..........................   7,005.241             76,971         79,930
          Value Portfolio...........................   8,614.032            105,785        101,473
       PBHG Insurance Series Fund, Inc.:
          Growth II Portfolio.......................   5,481.888             59,564         58,930
          Large Cap Growth Portfolio................   9,802.870            114,392        115,870
          Technology & Communications
              Portfolio............................   18,248.082            204,269        189,962
                                                                        -----------
    Total cost.....................................                     $ 4,933,282

---------------------------------------------------------------------------------------------------
    Total assets....................................................................     4,830,151

Liabilities:
      Amounts due to Annuity Investors Life
          Insurance Company (Note 4)................................................             0
---------------------------------------------------------------------------------------------------
        Net assets..................................................................   $ 4,830,151

===================================================================================================

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                               December 31, 1997

Net assets attributable to variable annuity contract
     holders (Note 2):                                                  Units              Unit Value
                                                                        -----              ----------
     Dreyfus Variable Investment Fund:
         Capital Appreciation Portfolio - Basic contract............   18,347.666          $10.103905              $ 185,383
         Capital Appreciation Portfolio - Enhanced contract.........        0.000           10.117776                      0
         Growth and Income Portfolio - Basic contract...............   32,231.762           10.196538                328,652
         Growth and Income Portfolio - Enhanced contract............        0.000           10.210527                      0
         Money Market Portfolio - Basic contract....................        0.000            1.016499                      0
         Money Market Portfolio - Enhanced contract.................        0.000            1.017876                      0
         Small Cap Portfolio - Basic contract.......................   41,359.506           10.362314                428,580
         Small Cap Portfolio - Enhanced contract....................        0.000           10.376538                      0
     Dreyfus Funds:
         Socially Responsible Growth Fund, Inc. - Basic
            contract................................................   26,332.500           10.320883                271,775
         Socially Responsible Growth Fund, Inc. - Enhanced
            contract................................................        0.000           10.335055                      0
         Stock Index Fund - Basic contract..........................   69,510.645           10.479569                728,442
         Stock Index Fund - Enhanced contract.......................        0.000           10.493943                      0
     Strong Funds:
         Growth Fund II - Basic contract............................    2,147.556           10.707133                 22,994
         Growth Fund II - Enhanced contract.........................        0.000           10.721828                      0
         Opportunity Fund II - Basic contract.......................    6,416.208           10.727356                 68,829
         Opportunity Fund II - Enhanced contract....................        0.000           10.742083                      0
     Invesco Funds Group, Inc.:
         High-Yield Fund - Basic contract...........................   10,260.821           10.687084                109,658
         High-Yield Fund - Enhanced contract........................        0.000           10.701757                      0
         Industrial Income Fund - Basic contract....................   33,269.953           10.659157                354,630
         Industrial Income Fund - Enhanced contract.................        0.000           10.673778                      0
         Total Return Fund - Basic contract.........................   14,641.934           10.503108                153,786
         Total Return Fund - Enhanced contract......................        0.000           10.517508                      0
     Janus Aspen Series:
         Aggressive Growth Portfolio - Basic contract...............    2,830.076           10.723950                 30,350
         Aggressive Growth Portfolio - Enhanced contract............        0.000           10.738659                      0
         Balanced Portfolio - Basic contract........................   30,519.754           10.604609                323,650
         Balanced Portfolio - Enhanced contract.....................        0.000           10.619159                      0
         Growth Portfolio - Basic contract..........................   32,737.591           10.239960                335,232
         Growth Portfolio - Enhanced contract.......................        0.000           10.254006                      0
         International Growth Portfolio - Basic contract............   12,541.039            9.735841                122,097
         International Growth Portfolio - Enhanced contract.........        0.000            9.749214                      0
         Worldwide Growth Portfolio - Basic contract................   56,665.753            9.935860                563,023
         Worldwide Growth Portfolio - Enhanced contract.............        0.000            9.949496                      0
     Morgan Stanley Universal Funds, Inc.:
         Emerging Markets Equity Portfolio - Basic contract.........    9,042.956            7.911559                 71,544
         Emerging Markets Equity Portfolio - Enhanced
            contract................................................        0.000            7.922446                      0
         Fixed Income Portfolio - Basic contract....................        4.653           10.412276                     48
         Fixed Income Portfolio - Enhanced contract................         0.000           10.426565                      0
         Mid-Cap Value Portfolio - Basic contract...................   16,674.966           11.113227                185,313
         Mid-Cap Value Portfolio - Enhanced contract................        0.000           11.128478                      0
         U.S. Real Estate Portfolio - Basic contract................    7,200.060           11.101269                 79,930
         U.S. Real Estate Portfolio - Enhanced contract.............        0.000           11.116503                      0
         Value Portfolio - Basic contract...........................    9,944.401           10.204064                101,473
         Value Portfolio - Enhanced contract........................        0.000           10.218060                      0
     PBHG Insurance Series Fund, Inc.:
         Growth II Portfolio - Basic contract.......................    6,195.935            9.511124                 58,930
         Growth II Portfolio - Enhanced contract....................        0.000            9.524184                      0
         Large Cap Growth Portfolio - Basic contract................   11,415.131           10.150555                115,870
         Large Cap Growth Portfolio - Enhanced contract.............        0.000           10.164489                      0
         Technology & Communications Portfolio - Basic
             contract...............................................   20,974.008            9.057045                189,962
         Technology & Communications Portfolio - Enhanced
             contract...............................................        0.000            9.069487                      0
----------------------------------------------------------------------------------------------------------------------------
   Net assets attributable to variable annuity contract holders.....                                               4,830,151
----------------------------------------------------------------------------------------------------------------------------
   Net assets.......................................................                                             $ 4,830,151

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

================================================================================

                                                    Dreyfus Variable Investment Fund      Dreyfus Funds             Strong Funds
                                                    --------------------------------      -------------             ------------
                                                              Growth                            Socially                     Oppor-
                                                  Capital      and        Money       Small    Responsible  Stock   Growth  tunity
                                               Appreciation   Income      Market      Cap       Growth      Index   Fund     Fund
                                                 Portfolio   Portfolio  Portfolio   Portfolio   Fund, Inc.  Fund     II       II
====================================================================================================================================
Investment income:
     Dividends from investments
       in portfolio shares.....................   $ 1,218   $ 20,139  $   0     $ 22,341    $ 8,121     $ 13,466   $ 900    $ 70

Expenses:
     Mortality and expense risk
       fees (Note 4)...........................       416        759      0          903        608        1,155      43     154
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss).........       802     19,380      0       21,438      7,513       12,311     857     (84)

Net realized gain (loss) and unrealized
  appreciation (depreciation) on investments:
     Net realized gain (loss) on sale of
        investments in portfolio shares........         2          0      0           21         77         (13)      (2)      2
     Net change in unrealized appreciation
        (depreciation) of investments in
         portfolio shares......................     1,429    (18,880)     0      (24,732)    (5,668)     (2,480)    (676)    651
------------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments
            in portfolio shares................     1,431    (18,880)     0      (24,711)    (5,591)     (2,493)    (678)    653
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net
                 assets from operations........  $  2,233   $    500   $  0      $(3,273)   $ 1,922     $ 9,818    $ 179   $ 569
------------------------------------------------------------------------------------------------------------------------------------
====================================================================================================================================

                                                              Invesco Funds Group, Inc.            Janus Aspen Series
                                                              -------------------------   ------------------------------------------
                                                                                                                   Inter-    World-
                                                   High     Industrial Total    Aggressive                         national   wide
                                                  Yield      Income    Return    Growth      Balanced   Growth    Growth    Growth
                                                   Fund       Fund      Fund    Portfolio   Portfolio  Portfolio Portfolio Portfolio
                                                   ----       ----      ----    ---------   ---------  --------- -------------------
====================================================================================================================================
Investment income:
     Dividends from investments in
        portfolio shares...........................$ 10,266   $ 23,148   $ 3,585   $   0    $ 2,572    $   867   $  132   $1,111

Expenses:
     Mortality and expense risk fees (Note 4)........   353        927       353      88        646        578      335    1,100
------------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)..............  9,913     22,221     3,232     (88)     1,926        289     (203)      11

Net realized gain (loss) and unrealized
  appreciation (depreciation) on investments:
     Net realized gain (loss) on sale of
        investments in portfolio shares...........        4          0        58       0        383          0       (5)       0
     Net change in unrealized appreciation
        (depreciation) of investments in
         portfolio shares.........................   (6,748)   (13,959)     (561)   1,686     4,297         69     (566)    (701)
-----------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in
             portfolio shares.......................  6,744)   (13,959)     (503)   1,686     4,680         69     (571)    (701)
-----------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net
                  assets from operations............$ 3,169   $  8,262   $ 2,729  $ 1,598     6,606    $   358    $(774)   $(690)
====================================================================================================================================



                      ANNUITY INVESTORS VARIABLE ACCOUNT B (continued)

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

================================================================================


                                                     Morgan Stanley Universal Funds, Inc.       PBHG Insurance Series Fund, Inc.
                                                 -----------------------------------------      --------------------------------
                                                                                                                         Technology
                                                   Emerging                          U.S.                                    and
                                                    Markets     Fixed     Mid-Cap    Real                         Large    Communi-
                                                    Equity      Income     Value     Estate    Value  Growth II    Cap      cations
                                                     Port-      Port-     Port-      Port      Port-     Port-    Port-     Port-
                                                     folio      folio     folio     folio      folio    folio     folio     folio
===================================================================================================================================
Investment income:
     Dividends from investments in portfolio
        shares...................................   $ 2,377     $    3   $ 8,589  $ 2,523   $ 2,517     $    0     $  0   $     0

Expenses:
     Mortality and expense risk fees
        (Note 4).................................       250          0       298      285       342        210      334       590
-----------------------------------------------------------------------------------------------------------------------------------
          Net investment income (loss)...........     2,127          3     8,291     2,238      2,175     (210)    (334)     (590)

Net realized gain (loss) and unrealized
   appreciation (depreciation) on investments:
     Net realized gain (loss) on sale of
        investments in portfolio shares..........       (13)         0         1      103         2          2      (28)     (420)
     Net change in unrealized appreciation
        (depreciation) of investments in
         portfolio shares.......................    (14,018)        (2)   (7,457)   2,959    (4,311)      (634)   1,478   (14,306)
-----------------------------------------------------------------------------------------------------------------------------------
          Net gain (loss) on investments in
             portfolio shares...................    (14,031)        (2)   (7,456)   3,062    (4,309)      (632)   1,450   (14,726)
-----------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net
                  assets from operations.......   $ (11,904)    $    1    $  835  $ 5,300   $(2,134)   $  (842) $ 1,116  $(15,316)

===================================================================================================================================




                                                     Total
================================================================================
Investment income:
     Dividends from investments in portfolio
        shares.................................   $ 123,945

Expenses:
     Mortality and expense risk fees
        (Note 4)...............................      10,727
-------------------------------------------------------------------------------
          Net investment income (loss).........     113,218

Net realized gain (loss) and unrealized
   appreciation (depreciation) on investments:
     Net realized gain (loss) on sale of
        investments in portfolio shares........         174
     Net change in unrealized appreciation
        (depreciation) of investments in
         portfolio shares......................    (103,130)
-------------------------------------------------------------------------------
          Net gain (loss) on investments in
             portfolio shares..................     (102,956)
-------------------------------------------------------------------------------
               Net increase (decrease) in net
                  assets from operations.......  $   10,262


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997


                                                             Dreyfus Variable Investment Fund                    Dreyfus Funds
                                                        -----------------------------------------------     ------------------------

                                                          Capital     Growth                                 Socially
                                                          Appre-      and           Money       Small     Responsible       Stock
                                                          ciation     Income        Market      Cap         Growth          Index
                                                          Portfolio   Portfolio    Portfolio   Portfolio   Fund, Inc.       Fund
====================================================================================================================================
Changes from operations:
     Net investment income (loss)...................        $  802     $ 19,380     $   0   $  21,438       $  7,513     $  12,311
     Net realized gain (loss) on sale of investments
          in portfolio shares.......................             2            0         0          21             77           (13)
     Net change in unrealized appreciation (depreciation)
         of investments in portfolio shares.........         1,429      (18,880)        0     (24,732)        (5,668)       (2,480)
------------------------------------------------------------------------------------------------------------------------------------

         Net increase (decrease) in net assets from
            operations..............................         2,233          500         0      (3,273)         1,922         9,818

Changes from principal transactions:
     Contract purchase payments.....................       155,719      321,133         0     396,553        271,584       714,481
     Contract redemptions...........................          (846)      (1,340)        0           0              0          (484)
     Net transfers (to) from fixed account.........         28,277        8,359         0      35,300         (1,731)        4,627
------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
            transactions.............................      183,150      328,152         0     431,853        269,853       718,624
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets............      185,383      328,652         0     428,580        271,775       728,442
Net assets, beginning of period......................            0            0         0           0              0             0
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period............................    $ 185,383    $ 328,652    $    0   $ 428,580      $ 271,775     $ 728,442
====================================================================================================================================

                                                             Invesco Funds Group, Inc.           Janus Aspen Series
                                                             -------------------------           ------------------
                                                             High        Industrial   Total      Aggressive
                                                             Yield       Income       Return     Growth      Balanced      Growth
                                                             Fund        Fund         Fund       Portfolio   Portfolio     Portfolio
====================================================================================================================================

Changes from operations:
     Net investment income (loss).......................  $  9,913    $  22,221    $  3,232    $   (88)       1,926   $    289
     Net realized gain (loss) on sale of investments
        in portfolio shares.............................         4            0          58          0          383          0
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares..............    (6,748)     (13,959)       (561)     1,686        4,297         69
------------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
            operations..................................     3,169        8,262       2,729      1,598        6,606        358

Changes from principal transactions:
     Contract purchase payments.........................    91,597      332,968     137,113     28,889      305,338    323,635
     Contract redemptions...............................      (846)      (2,541)     (2,260)         0         (564)      (846)
     Net transfers (to) from fixed account..............    15,738       15,941      16,204       (137)      12,270     12,085

------------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions................................  106,489      346,368     151,057     28,752      317,044    334,874
------------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets ...............  109,658      354,630     153,786     30,350      323,650    335,232
Net assets, beginning of period..........................        0            0           0          0            0          0
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period................................ $109,658     $354,630   $ 153,786   $ 30,350    $ 323,650   $335,232
====================================================================================================================================


                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENTS OF CHANGES IN NET ASSETS (continued)
                          YEAR ENDED DECEMBER 31, 1997







                                                        Morgan Stanley Universal Funds, Inc.
                                                        ------------------------------------
                                                        Emerging
                                                        Markets        Fixed        Mid-Cap     U.S.
                                                        Equity          Income       Value       Real Estate       Value
                                                        Portfolio      Portfolio    Portfolio   Portfolio          Portfolio
==============================================================================================================================
Changes from operations:
     Net investment income (loss)......................... $ 2,127       $    3    $  8,291    $  2,238          $ 2,175
     Net realized gain (loss) on sale of investments           (13)           0           1         103                2
        in portfolio shares...............................
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares................ (14,018)          (2)     (7,457)      2,959           (4,311)
------------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from       (11,904)           1         835       5,300           (2,134)
             operations...................................

Changes from principal transactions:
     Contract purchase payments...........................  53,465           48     170,534      70,145           98,978
     Contract redemptions.................................       0            0           0           0                0
     Net transfers (to) from fixed account................  29,983           (1)     13,944       4,485            4,629
------------------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions.................................  83,448           47     184,478      74,630          103,607
------------------------------------------------------------------------------------------------------------------------------

               Net increase in net assets.................  71,544           48     185,313      79,930          101,473
Net assets, beginning of period...........................       0            0           0           0                0
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period.................................$ 71,544         $ 48   $ 185,313   $  79,930        $ 101,473

==============================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997


                                                                      Strong Funds
                                                              ---------------------------

                                                              Growth          Opportunity
                                                               Fund              Fund
                                                                II                II
==========================================================================================
Changes from operations:
     Net investment income (loss)...................              857          (84)
     Net realized gain (loss) on sale of investments
          in portfolio shares.......................               (2)           2
     Net change in unrealized appreciation (depreciation)
         of investments in portfolio shares.........             (676)         651
--------------------------------------------------------------------------------------

         Net increase (decrease) in net assets from
            operations..............................              179          569

Changes from principal transactions:
     Contract purchase payments.....................           22,776       68,117
     Contract redemptions...........................                0            0
     Net transfers (to) from fixed account.........                39          143
--------------------------------------------------------------------------------------

          Net increase in net assets from principal
            transactions.............................          22,815       68,260
--------------------------------------------------------------------------------------

               Net increase in net assets............          22,994       68,829
Net assets, beginning of period......................               0            0
--------------------------------------------------------------------------------------
Net assets, end of period............................       $  22,994    $  68,829
========================================================================================

                                                              International     Worldwide
                                                              Growth            Growth
                                                              Portfolio         Portfolio
=========================================================================================

Changes from operations:
     Net investment income (loss).......................        $   (203)      $   11
     Net realized gain (loss) on sale of investments
        in portfolio shares.............................              (5)           0
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares..............            (566)        (701)
-----------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from
            operations..................................            (774)        (690)

Changes from principal transactions:
     Contract purchase payments.........................         119,873      530,453
     Contract redemptions...............................               0       (1,919)
     Net transfers (to) from fixed account..............           2,998       35,179

-----------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions................................        122,871      563,713
-----------------------------------------------------------------------------------------

               Net increase in net assets ...............        122,097      563,023
Net assets, beginning of period..........................              0            0
-----------------------------------------------------------------------------------------

Net assets, end of period................................       $122,097     $563,023
=========================================================================================

                      ANNUITY INVESTORS VARIABLE ACCOUNT B (continued)

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1997


                                                                             PBHG Insurance Series Fund, Inc.
                                                                 -------------------------------------------------
                                                                              Technology
                                                                 Large Cap      and
                                                                 Growth II     Growth     Communications
                                                                Portfolio     Portfolio     Portfolio      Total
=================================================================================================================
Changes from operations:
     Net investment income (loss).........................  $  (210)         $  (334)      $ (590)     $  113,218
     Net realized gain (loss) on sale of investments              2              (28)        (420)            174
        in portfolio shares...............................
     Net change in unrealized appreciation (depreciation)
        of investments in portfolio shares................     (634)           1,478      (14,306)       (103,130)
------------------------------------------------------------------------------------------------------------------

          Net increase (decrease) in net assets from           (842)           1,116      (15,316)         10,262
             operations...................................

Changes from principal transactions:
     Contract purchase payments...........................   41,695          110,081      196,258       4,561,433
     Contract redemptions.................................        0           (1,297)           0         (12,943)
     Net transfers (to) from fixed account................   18,077            5,970        9,020         271,399
------------------------------------------------------------------------------------------------------------------

          Net increase in net assets from principal
             transactions.................................   59,772          114,754      205,278       4,819,889
------------------------------------------------------------------------------------------------------------------

               Net increase in net assets.................   58,930          115,870      189,962       4,830,151
Net assets, beginning of period...........................        0                0            0               0
------------------------------------------------------------------------------------------------------------------

Net assets, end of period................................. $ 58,930         $115,870     $189,962      $4,830,151

==================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1997

                                BASIC CONTRACTS


=========================================================================================================================

                                    Dreyfus Variable Investment Fund                                Dreyfus Funds
                                    ------------------------------------------------------- ----------------------------
                                                     Growth                                     Socially
                                    Capital           and            Money         Small          Responsible    Stock
                                    Appreciation     Income          Market        Cap            Growth         Index
                                    Portfolio       Portfolio       Portfolio     Portfolio      Fund, Inc.     Fund


Units outstanding, December 31,           0.000         0.000         0.000          0.000          0.000         0.000

Units purchased                      18,431.382    32,365.225         0.000     41,359.506     26,523.695    69,726.369

Units redeemed                         (83.716)     (133.463)         0.000          0.000      (191.195)     (215.724)
                                    ------------ ------------- ------------- -------------- -------------- -------------

Units outstanding December 31, 1997  18,347.666    32,231.762         0.000     41,359.506     26,332.500    69,510.645
                                    ============ ============= ============= ============== ============== =============

================================================================================================================================
================================================================================================================================

                                    Invesco Funds Group, Inc.                Janus Aspen Series
                                    ---------------------------------------- --------------------------------------------

                                         High         Industrial    Total         Aggressive
                                         Yield        Income        Return        Growth         Balanced      Growth
                                         Fund         Fund          Fund          Portfolio      Portfolio     Portfolio
=========================================================================================================================

Units outstanding, December 31, 1996      0.000         0.000         0.000          0.000          0.000         0.000

Units purchased                      10,339.969    33,509.762    14,857.849      2,843.016     30,746.037    32,820.195

Units redeemed                         (79.148)     (239.809)     (215.915)       (12.940)      (226.283)      (82.604)
                                    ------------ ------------- ------------- -------------- -------------- -------------

Units outstanding December 31, 1997  10,260.821    33,269.953    14,641.934      2,830.076     30,519.754    32,737.591
                                    ============ ============= ============= ============== ============== =============

===================================================================================================================================

                                                                                                           PBHG Insurance
                                                        Morgan Stanley Universal Funds, Inc                 Series Fund, Inc.
                                    ---------------------------------------------------------------------- -----------------
                                        Emerging
                                         Markets      Fixed         Mid-Cap       U.S.
                                         Equity       Income        Value         Real Estate    Value         Growth II
                                         Portfolio    Portfolio     Portfolio     Portfolio      Portfolio     Portfolio


Units outstanding, December 31, 1996      0.000         0.000         0.000          0.000          0.000         0.000

Units purchased                       9,042.956         4.653    16,674.966      7,201.754      9,944.401     6,195.935

Units redeemed                            0.000         0.000         0.000        (1.694)          0.000         0.000
                                    ------------ ------------- ------------- -------------- -------------- -------------


Units outstanding December 31, 1997   9,042.956         4.653    16,674.966      7,200.060      9,944.401     6,195.935
                                    ============ ============= ============= ============== ============== =============



The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                          YEAR ENDED DECEMBER 31, 1997


                                BASIC CONTRACTS


                                               Strong Funds
                                     -------------------------------

                                     Growth         Opportunity
                                     Fund           Fund
                                     II             II


Units outstanding, December 31,              0.000           0.000
1996


Units purchased                          2,156.405       6,416.208

Units redeemed                             (8.849)           0.000
                                     -------------- ---------------


Units outstanding December 31, 1997      2,147.556       6,416.208
                                     ============== ===============


                                    -------------------------------

                                     International  Worldwide
                                     Growth         Growth
                                     Portfolio      Portfolio


Units outstanding, December 31,              0.000           0.000
1996


Units purchased                         12,542.402      56,862.257

Units redeemed                             (1.363)       (196.504)
                                     -------------- ---------------


Units outstanding December 31, 1997     12,541.039      56,665.753
                                     ============== ===============


                                                 PBHG Insurance
                                                Series Fund, Inc.
                                          -------------------------------
                                                          Technology
                                          Large Cap          and
                                            Growth      Communications
                                          Portfolio       Portfolio
==========================================================================

Units outstanding, December 31, 1996          0.000           0.000

Units purchased                          11,550.778      21,141.232

Units redeemed                             (135.647)       (167.224)
                                        ------------- ---------------


Units outstanding December 31, 1997      11,415.131      20,974.008
                                        ============== ===============

============================================================================

The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 1997

(1)      GENERAL
         -------

         Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of American Annuity Group, Inc., ("AAG"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 47 states.

         Comparative financial statements are not presented as the Account did not have any financial activity in 1996.

         At December 31, 1997, the following investment options were available:

                  The Dreyfus Variable Investment Fund:
                      o     Capital Appreciation Portfolio
                      o     Growth and Income Portfolio
                      o     Money Market Portfolio
                      o     Small-Cap Portfolio
                  Dreyfus Funds:
                      o     Socially Responsible Growth Fund, Inc.
                      o     Stock Index Fund
                  Strong Funds:
                      o     Growth Fund II
                      o     Opportunity Fund II
                  Invesco Funds:
                      o     High-Yield Fund
                      o     Industrial Income Fund
                      o     Total Return Fund
                  Janus Aspen Series:
                      o     Aggressive Growth Portfolio
                      o     Balanced Portfolio
                      o     Growth Portfolio
                      o     International Growth Portfolio
                      o     Worldwide Growth Portfolio
                  Morgan Stanley Universal Funds, Inc.:
                      o     Emerging Markets Equity Portfolio
                      o     Fixed Income Portfolio
                      o     Mid-Cap Value Portfolio
                      o     U.S. Real Estate Portfolio
                      o     Value Portfolio
                  PBHG Insurance Series Fund, Inc.:
                      o     Growth II Portfolio
                      o     Large Cap Growth Portfolio
                      o     Technology & Communications Portfolio

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                December 31, 1997


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
         ------------------------------------------

         Basis of Presentation
         ---------------------

         The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

         Investments
         -----------

         Investments are valued using the net asset value of the respective portfolios at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

         Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

         Federal Income Taxes
         --------------------

         No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         Net Assets Attributable to Variable Annuity Contract Holders
         ------------------------------------------------------------

         The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
         (loss) and unrealized appreciation (depreciation) on investments.



                                       9


                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                December 31, 1997

(3)      PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES
         ------------------------------------------------------

         The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 1997 are as follows:

                                                                     1997
                                                     ---------------------------

                                                                       Proceeds
                                                       Cost of           from
                                                     Purchases           Sales
                                                     ---------         ---------
   Dreyfus Variable Investment Fund:
        Capital Appreciation Portfolio              $   184,066       $      114
        Growth and Income Portfolio                     347,539                7
        Money Market Portfolio                                0                0
        Small Cap Portfolio                             453,533              242
   Dreyfus Funds:
        Socially Responsible Growth Fund, Inc.          281,102            3,736
        Stock Index Fund                                732,154            1,219
   Strong Funds:
        Growth Fund II                                   23,723               52
        Opportunity Fund II                              68,218               41
   Invesco Funds:
        High-Yield Fund                                 116,516              114
        Industrial Income Fund                          368,589                0
        Total Return Fund                               155,706            1,416
   Janus Aspen Series:
        Aggressive Growth Portfolio                      28,673                9
        Balanced Portfolio                              325,724            6,754
        Growth Portfolio                                335,162                0
        International Growth Portfolio                  122,980              311
        Worldwide Growth Portfolio                      563,789               65
   Morgan Stanley Universal Funds, Inc.:
        Emerging Markets Equity Portfolio                85,649               75
        Fixed Income Portfolio                               51                0
        Mid-Cap Value Portfolio                         192,812               44
        U.S. Real Estate Portfolio                       78,457            1,590
        Value Portfolio                                 105,900              118
   PBHG Insurance Series Fund, Inc.:
        Growth II Portfolio                              59,698              135
        Large Cap Growth Portfolio                      116,890            2,470
        Technology & Communications Portfolio           208,284            3,595
                                                     ----------         --------
              Total                                  $4,955,215          $22,107
                                                     ==========          =======



                                       10



                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1997

(4)      DEDUCTIONS AND EXPENSES
         -----------------------

         Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

         The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

         The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the Basic Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.40% of the daily value of the total investments of the Account. These fees aggregated $10,727 for the year ended December 31, 1997.

         In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the Enhanced Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.10% of the daily value of the total investments of the Account. There were no Enhanced Contracts as of December 31, 1997.

         Pursuant to an administrative agreement between AAG and the Company, AAG subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage decreases to 0% from a maximum of 7.0% based upon the number of years the purchase payment has been held.

         In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $30. These expenses totaled $0 for the year ended December 31, 1997.

(5)      OTHER TRANSACTIONS WITH AFFILIATES
         ----------------------------------

         AAG Securities, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.




                                       11



                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 1997

(6)      NET ASSETS
         ----------

         Net assets consisted of the following at December 31, 1997:


         Proceeds from the sales of units since organization,
            less cost of units redeemed                              $4,819,889
         Undistributed net investment income                            113,218
         Undistributed net realized gains on sale of investments            174
         Net unrealized depreciation of investments                    (103,130)
                                                                     -----------

                  Net assets                                         $4,830,151
                                                                     ===========














                                       12



The Financial Statements of the following investment companies (each, a "Registrant") are made a part hereof and incorporated herein:

Registrant                                                       1940 Act Number
----------                                                       ---------------

Janus Aspen Series                                                 811-07736
--Janus Aspen Series International Growth Portfolio
--Janus Aspen Series Worldwide Growth Portfolio
--Janus Aspen Series Aggressive Growth Portfolio
--Janus Aspen Series Growth Portfolio

Dreyfus Variable Investment Fund                                   811-05125
--Small Cap Portfolio
--Capital Appreciation Portfolio
--Growth and Income Portfolio
--Domestic Money Market Fund

The Dreyfus Socially Responsible Growth Fund, Inc.                 811-07044

Dreyfus Stock Index Fund                                           811-05719

INVESCO Variable Investment Fund, Inc.                             811-8038
--Total Return Fund
--Industrial Income Fund
--High Yield Fund

Morgan Stanley Universal Fund, Inc.                                811-07607
--Emerging Markets Equity Portfolio
--Mid-Cap Value Portfolio
--U.S. Real Estate Portfolio
--Fixed Income Portfolio
--Value Portfolio

PBHG Insurance Series Fund, Inc.                                   811-08009
--PBHG Technology & Communications Portfolio
--PBHG Growth II Portfolio
--Large Cap Growth Portfolio

Strong Opportunity Fund II, Inc.                                   811-6552

Strong VIF Growth Fund II                                          811-6553

ANNUITY INVESTORS[REGISTERED] VARIABLE ACCOUNT B

Annuity Investors Life Insurance Company                UNDERWRITTEN AND
P. O. Box 5423                                          DISTRIBUTED BY:
Cincinnati, Ohio 45201-5423
                                                         AAG Securities, Inc.
                                                         Member NASD
                                                         250 East Fifth Street
                                                         Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
Ernst & Young LLP


DIRECTORS ROBERT ALLEN ADAMS President of Annuity Investors Life Insurance Company[REGISTERED] and President of Great American[REGISTERED] Life Insurance Company

STEPHEN CRAIG LINDNER
President of American Annuity Group[SERVICEMARK]

WILLIAM JACK MANEY II
Senior Vice President, Treasurer and Chief Financial Officer of American Annuity Group

JAMES MICHAEL MORTENSEN
Executive Vice President of Annuity Investors Life Insurance Company and Executive Vice President of Great American Life Insurance Company

MARK FRANCIS MUETHING
Senior Vice President, General Counsel and Secretary of American Annuity Group

JEFFREY SCOTT TATE
Senior Vice President of American Annuity Group


OFFICERS
Robert Allen Adams            President
James Michael Mortensen       Executive Vice President & Secretary
Thomas Kevin Liguzinski       Senior Vice President
Mark Francis Muething         Senior Vice President, General Counsel & Secretary
Michael Joseph O'connor       Senior Vice President & Chief Actuary
Charles Kent Mcmanus          Senior Vice President
Robert Eugene Allen           Vice President & Treasurer
Arthur Ronald Greene III      Vice President
Betty Marie Kasprowicz        Vice President & Assistant Secretary
David H. Shipley              Vice President
Lynn E. Laswell               Assistant Vice President & Assistant Treasurer
William Jack Maney II         Assistant Treasurer
Thomas E. Mischell            Assistant Treasurer

                         DREYFUS VIF SMALL CAP PORTFOLIO
                   DREYFUS VIF CAPITAL APPRECIATION PORTFOLIO
                     DREYFUS VIF GROWTH AND INCOME PORTFOLIO
               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
                            DREYFUS STOCK INDEX FUND
                     DREYFUS VIF DOMESTIC MONEY MARKET FUND





                JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
                  JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                 JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO
                       JANUS ASPEN SERIES GROWTH PORTFOLIO
                      JANUS ASPEN SERIES BALANCED PORTFOLIO






                          INVESCO VIF TOTAL RETURN FUND
                       INVESCO VIF INDUSTRIAL INCOME FUND
                           INVESCO VIF HIGH YIELD FUND




     MORGAN STANLEY UNIVERSAL FUND INC. - EMERGING MARKETS EQUITY PORTFOLIO
         MORGAN STANLEY UNIVERSAL FUND INC. - MID - CAP VALUE PORTFOLIO
         MORGAN STANLEY UNIVERSAL FUND INC. - U.S. REAL ESTATE PORTFOLIO
           MORGAN STANLEY UNIVERSAL FUND INC. - FIXED INCOME PORTFOLIO
              MORGAN STANLEY UNIVERSAL FUND INC. - VALUE PORTFOLIO






  PBHG INSURANCE SERIES FUND, INC. - PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
           PBHG INSURANCE SERIES FUND, INC. - PBHG GROWTH II PORTFOLIO
          PBHG INSURANCE SERIES FUND, INC. - LARGE CAP GROWTH PORTFOLIO





                        STRONG OPPORTUNITY FUND II, INC.
                            STRONG VIF GROWTH FUND II

Annuity Investors Life Insurance Company(Registered Trademark)
P. O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771


                     Annuity Investors(Registered Trademark)
                               Variable Account B

                                       of


              ANNUITY INVESTORS[SERVICEMARK] LIFE INSURANCE COMPANY



                                       for











                                December 31, 1997

                        Annual Report to Contract Owners

This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account B. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.